Local Media Acquisition (Tables)	6 Months Ended	12 Months Ended
	Jun. 29, 2014	Dec. 29, 2013
Schedule of Assets Acquired and Liabilities Assumed

The following table summarizes estimated fair values of the Local Media assets and liabilities as of September 3, 2013:

Current assets	$18,349
Property, plant and equipment	73,718
Mastheads	4,100
Goodwill	462

Total assets	96,629
Current liabilities	13,179

Total liabilities	13,179

Net assets	$83,450

The following table summarizes estimated fair values of the assets and liabilities:

Current assets	$940
Property, plant and equipment	5,050
Advertiser relationships	980
Subscriber relationships	600
Customer relationships	180
Mastheads	530
Goodwill	660

Total assets	8,940
Current liabilities	1,055

Total liabilities	1,055

Net assets	$7,885

The following table summarizes estimated the fair values of the Local Media assets and liabilities as of September 3, 2013:

Current assets	$18,673
Property, plant and equipment	73,718
Mastheads	4,100
Goodwill	462

Total assets	96,953
Current liabilities	13,893

Total liabilities	13,893

Net assets	$83,060

Schedule of Unaudited Pro Forma Results

The unaudited pro forma condensed consolidated statement of operations information for 2013, set forth below, presents the results of operations as if the consolidation of the newspapers from Local Media had occurred on December 31, 2012. These amounts are not necessarily indicative of future results or actual results that would have been achieved had the acquisitions occurred as of the beginning of such period.

	Three months ended June 30, 2013	Six months ended June 30, 2013
Revenues	$159,306	$305,393
Loss from continuing operations	$(38,334)	$(55,809)
Loss from continuing operations per common share:
Basic	$(0.66)	$(0.96)
Diluted	$(0.66)	$(0.96)

These amounts are not necessarily indicative of future results or actual results that would have been achieved had the acquisitions occurred as of the beginning of such period.

	Successor Company	Predecessor Company
	Two Months ended December 29, 2013	Ten months ended November 6, 2013	Twelve months ended December 30, 2012
Revenues	$103,231	$516,919	$653,266
Income (loss) from continuing operations	$7,206	$747,637	$(213,519)
Income (loss) from continuing operations per common share:
Basic	$0.24	$12.87	$(3.68)
Diluted	$0.24	$12.87	$(3.68)